Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	$ 38,510	$ 34,257
Additions to AOCI	50,026	17,905
Amortization in current period	(5,430)	(3,530)
Reclassification to regulatory accounts	(25,875)	(10,122)
Ending balance, December 31	57,231	38,510
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(6,180)	(6,221)
Additions to AOCI	(191)	(7,705)
Amortization in current period	1,609	784
Reclassification to regulatory accounts	(544)	6,962
Ending balance, December 31	(5,306)	(6,180)
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(9,146)	(13,888)
Additions to AOCI	22,036	14,871
Amortization in current period	(509)	409
Reclassification to regulatory accounts	(16,680)	(10,538)
Ending balance, December 31	(4,299)	(9,146)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	0	(208)
Additions to AOCI	0	0
Amortization in current period	0	208
Reclassification to regulatory accounts	0	0
Ending balance, December 31	$ 0	$ 0